Financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk
The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 45 and 46 for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2021	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollater- alization)	Net exposure
Debt securities - carried at fair value	97,195	-	-	221	-	-	-	221	-	96,974

Money market and other short-term investments - carried at fair value	4,910	-	330	-	-	-	-	330	21	4,601

Mortgage loans - carried at amortized cost	39,991	2,684	-	32	75,412	-	-	78,128	38,197	60

Private loans - carried at amortized cost	4,883	33	-	-	-	-	-	33	-	4,850

Other loans - carried at amortized cost	1,949	-	-	-	-	-	1,872	1,872	1,346	1,423

Other financial assets - carried at fair value	4,245	-	-	-	-	-	-	-	-	4,245

Derivatives	8,780	2,555	107	-	-	5,921	-	8,583	66	263

Reinsurance assets	20,992	-	3,784	77	-	-	-	3,861	-	17,131
At December 31	182,945	5,272	4,221	330	75,412	5,921	1,872	93,028	39,630	129,547

2020	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollateral- ization)	Net exposure
Debt securities - carried at fair value	99,350	-	-	245	-	-	-	245	-	99,105

Money market and other short-term investments - carried at fair value	4,667	-	330	-	-	-	-	330	19	4,357

Mortgage loans - carried at amortized cost	38,244	2,685	-	60	64,028	-	-	66,772	28,655	126

Private loans - carried at amortized cost	4,358	45	-	-	-	-	-	45	-	4,313

Other loans - carried at amortized cost	1,917	-	-	-	-	-	1,786	1,786	1,293	1,424

Other financial assets - carried at fair value	3,641	-	-	-	-	-	-	-	-	3,641

Derivatives	13,238	4,873	60	29	-	8,373	-	13,336	135	38

Reinsurance assets	18,910	-	3,578	117	-	-	-	3,694	-	15,216
At December 31	184,326	7,603	3,967	450	64,028	8,373	1,786	86,207	30,101	128,220

Summary of Credit Risk Rating Grades
Aegon group level long-term counterparty exposure limits are as follows:
Group limits per credit rating

Amounts in EUR million	2021	2020

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios
The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

Credit rating general account investments, excluding reinsurance assets 2021	Americas		The Netherlands		United Kingdom		International
	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value

AAA	1,383	15,537	2,607	11,832	-	74	-	738

AA	4,219	4,438	216	6,474	-	586	-	699

A	3,301	20,888	128	10,636	-	384	52	2,610

BBB	519	21,894	1,050	4,458	-	202	(4)	3,311

BB	59	1,614	44	127	-	1	-	272

B	-	549	-	19	-	-	18	370

CCC or lower	-	441	-	19	-	-	-	13

Assets not rated	1,868	4,257	31,137	1,418	-	644	27	79

Total	11,349	69,618	35,182	34,983	-	1,893	93	8,093

Past due and/or impaired assets	2	2,044	176	17	-	-	-	116

At December 31	11,352	71,662	35,358	35,000	-	1,893	93	8,208

	Asset Management		Total 2021 1)
Credit rating general account investments, excluding reinsurance assets 2021	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	295	3,989	28,476	32,465

AA	-	-	4,436	12,197	16,633

A	-	-	3,481	34,530	38,011

BBB	-	-	1,564	29,866	31,431

BB	-	-	103	2,015	2,118

B	-	-	18	938	956

CCC or lower	-	-	-	473	473

Assets not rated	-	2	33,053	6,474	39,527

Total	-	296	46,644	114,968	161,613

Past due and/or impaired assets	-	-	178	2,176	2,355

At December 31	-	296	46,823	117,145	163,967

1	Includes investments of Holding and other activities.

Credit rating general account investments, excluding reinsurance assets 2020	Americas		The Netherlands		United Kingdom		International
	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value

AAA	1,066	15,551	1,913	14,362	-	43	-	925

AA	3,494	4,112	74	7,663	-	605	-	617

A	3,369	21,741	46	14,421	-	337	49	2,604

BBB	631	21,049	1,098	4,031	-	173	(4)	3,242

BB	56	1,847	46	248	-	1	-	230

B	-	611	-	100	-	-	45	302

CCC or lower	-	556	-	15	-	-	1	12

Assets not rated	1,775	3,360	30,492	1,464	-	848	30	80

Total	10,390	68,828	33,669	42,305	-	2,008	120	8,014

Past due and/or impaired assets	87	1,130	212	14	-	-	-	88

At December 31	10,477	69,958	33,882	42,319	-	2,008	120	8,102
	Asset Management		Total 2020 1)
Credit rating general account investments, excluding reinsurance assets 2020	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	159	2,980	31,042	34,021

AA	-	3	3,567	13,001	16,568

A	-	4	3,464	39,123	42,586

BBB	-	15	1,725	28,510	30,235

BB	-	16	102	2,372	2,473

B	-	8	45	1,022	1,067

CCC or lower	-	2	1	585	586

Assets not rated	-	1	32,336	5,984	38,320

Total	-	208	44,219	121,637	165,856

Past due and/or impaired assets	-	-	300	1,238	1,538

At December 31	-	208	44,519	122,875	167,394

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets
The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2021	Carrying value 2020

AAA	-	-

AA	9,084	9,025

A	11,087	9,430

Below A	7	34

Not rated	813	421

At December 31	20,992	18,910

Schedule of Credit Risk Concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2021	Americas	The Netherlands	United Kingdom	Interna- tional	Asset Management	Total 2021 1)	Of which past due and/or impaired assets

Residential mortgage-backed securities (RMBSs)	1,854	106	-	20	4	1,984	611

Commercial mortgage-backed securities (CMBSs)	3,005	3	122	517	-	3,647	13

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	265	1,576	-	37	-	1,878	2

ABSs – Other	1,972	1	74	267	8	2,321	27

Financial - Banking	5,597	3,146	177	1,035	-	9,956	9

Financial - Other	9,916	854	68	783	257	11,877	175

Capital goods and other industry	4,048	1,078	33	501	-	5,661	144

Communications & Technology	6,190	1,561	3	732	-	8,485	411

Consumer cyclical	3,159	741	43	342	-	4,286	152

Consumer non-cyclical	6,138	1,900	121	825	-	8,984	177

Energy	4,177	143	26	635	-	4,980	91

Transportation	2,151	815	-	197	-	3,163	130

Utility	5,356	707	105	590	-	6,757	153

Government bonds	11,663	14,321	477	1,649	18	28,127	4

At December 31	65,490	26,951	1,248	8,130	286	102,105	2,101

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)

United States	10,897	-	-	463	-	11,360

Netherlands	-	4,691	-	-	-	4,691

United Kingdom	-	3	413	-	18	433

Austria	-	1,175	-	6	-	1,181

Belgium	-	1,132	-	5	-	1,137

Finland	-	41	-	-	-	41

France	-	1,618	34	2	-	1,654

Germany	-	4,309	-	-	-	4,309

Hungary	-	-	-	302	-	302

Indonesia	75	39	-	28	-	141

Luxembourg	-	873	-	1	-	875

Spain	-	144	-	197	-	341

Rest of Europe	85	65	-	503	-	654

Rest of world	587	230	31	131	-	979

Supranational	19	-	-	11	-	29

At December 31	11,663	14,321	477	1,649	18	28,127

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2021 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2021 1)

AAA	19,740	754	5,779	1,882	28,155

AA	5,476	4,099	1,125	-	10,700

A	1,228	25,470	1,648	-	28,345

BBB	1,094	28,855	338	-	30,286

BB	238	1,700	63	-	2,001

B	348	553	26	-	927

CCC or lower	5	183	826	-	1,014

Assets not rated	-	3	24	649	676

At December 31	28,127	61,617	9,830	2,531	102,105

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
There are no individual issuers rated below investment grade in the RMBS sector, CMBS sector and ABS sector which have unrealized loss position greater than EUR 25 million.

Credit risk concentrations – debt securities and money market investments 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)	Of which past due and/or impaired assets

Residential mortgage-backed securities (RMBSs)	2,317	165	-	80	3	2,565	736

Commercial mortgage-backed securities (CMBSs)	2,970	12	122	495	-	3,599	9

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	422	1,703	-	35	-	2,159	1

ABSs – Other	1,584	11	74	294	2	1,965	9

Financial - Banking	6,144	4,520	164	1,034	2	11,863	9

Financial - Other	9,080	706	78	744	135	10,760	35

Capital goods and other industry	3,968	1,182	18	446	4	5,618	41

Communications & Technology	5,736	1,129	3	701	1	7,570	119

Consumer cyclical	3,112	999	43	368	-	4,522	30

Consumer non-cyclical	6,200	1,773	120	815	1	8,909	32

Energy	3,852	287	27	545	4	4,715	12

Transportation	2,202	784	-	197	1	3,183	21

Utility	4,872	401	78	610	-	5,960	143

Government bonds	11,282	17,208	434	1,658	46	30,627	4

At December 31	63,739	30,880	1,160	8,022	199	104,018	1,200

1	Includes investments of Holding and other activities.
Credit risk concentrations – Government bonds per country of risk 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)

United States	10,623	61	-	503	2	11,189

Netherlands	-	6,505	-	-	-	6,505

United Kingdom	-	3	368	-	17	387

Austria	-	1,318	-	9	-	1,326

Belgium	-	1,255	-	5	-	1,260

Finland	-	42	-	-	-	42

France	-	1,779	34	3	-	1,816

Germany	-	4,869	-	-	-	4,869

Hungary	2	-	-	375	1	378

Luxembourg	-	950	-	1	-	951

Spain	-	146	-	208	-	354

Rest of Europe	87	165	-	434	3	689

Rest of world	567	115	32	115	24	854

Supranational	3	-	-	4	-	7

At December 31	11,282	17,208	434	1,658	46	30,627

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2020 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2020 1)

AAA	22,335	766	6,256	1,585	30,942

AA	5,657	4,181	1,352	-	11,190

A	1,056	26,438	1,224	-	28,718

BBB	1,175	26,769	320	-	28,264

BB	90	2,055	133	-	2,279

B	308	639	53	-	1,000

CCC or lower	6	282	949	-	1,237

Assets not rated	-	2	2	385	388

At December 31	30,627	61,132	10,289	1,970	104,018

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
There are no individual issuers rated below investment grade in the RMBS sector, CMBS sector and ABS sector which have unrealized loss position greater than EUR 25 million.

Credit risk concentrations – mortgage loans 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021	Of which past due and/or impaired assets

Agricultural	59	-	-	-	-	59	-

Apartment	5,085	-	-	-	-	5,085	2

Industrial	1,349	-	-	-	-	1,349	-

Office	1,560	-	-	-	-	1,560	-

Retail	1,425	6	-	-	-	1,432	-

Other commercial	-	23	-	-	-	23	1

Residential	6	30,476	-	1	-	30,483	139

At December 31	9,485	30,505	-	1	-	39,991	142

Credit risk concentrations – mortgage loans 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020	Of which past due and/or impaired assets

Agricultural	59	-	-	-	-	59	-

Apartment	4,169	-	-	-	-	4,169	86

Industrial	1,240	-	-	-	-	1,240	-

Office	1,624	-	-	-	-	1,625	-

Retail	1,383	7	-	-	-	1,390	1

Other commercial	223	25	-	-	-	248	1

Residential	8	29,505	-	1	-	29,514	173

At December 31	8,706	29,537	-	1	-	38,244	261

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

			Total result 2021	December 31, 2021
2021	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	83	(28)	55	1,980

Commercial mortgage-backed securities	113	(31)	82	3,647

Asset-backed securities	29	-	29	1,878

ABSs - Other	70	(11)	59	2,323

Total	295	(69)	226	9,829

			Total result 2020	December 31, 2020
2020	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	120	25	144	2,565

Commercial mortgage-backed securities	128	92	220	3,599

Asset-backed securities	38	(5)	34	2,159

ABSs - Other	79	104	183	1,965

Total	366	215	581	10,289

Summary of Amortized Cost and Fair Value of Debt Securities
The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale (AFS) portfolios, are as follows as of December 31, 2021, and December 31, 2020.

2021	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other

United States government	8,942	2,386	(11)	11,317	10,938	379

Dutch government	3,456	1,238	(0)	4,694	4,688	6

Other government	9,060	2,794	(84)	11,769	10,414	1,356

Mortgage-backed securities	5,265	372	(56)	5,581	3,832	1,749

Asset-backed securities	4,088	118	(16)	4,189	2,334	1,855

Corporate	50,953	5,738	(343)	56,348	45,363	10,985

Money market investments	4,790	-	(0)	4,790	4,547	243

Other	876	34	(66)	844	519	325

Total	87,431	12,679	(576)	99,533	82,635	16,898

Of which held by Aegon Americas and NL	78,468	11,865	(475)	89,859	74,954	14,905

2020	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other

United States government	8,336	2,608	(9)	10,935	10,661	274

Dutch government	4,769	1,736	-	6,505	6,502	3

Other government	9,085	3,660	(8)	12,736	12,465	271

Mortgage-backed securities	5,678	482	(69)	6,092	5,314	777

Asset-backed securities	3,980	158	(17)	4,121	2,789	1,332

Corporate	45,986	7,404	(98)	53,292	51,252	2,039

Money market investments	4,559	-	(1)	4,558	4,136	422

Other	1,032	39	(75)	996	616	380

Total	83,426	16,087	(277)	99,235	93,736	5,499

Of which held by Aegon Americas and NL	74,880	14,938	(249)	89,569	84,593	4,976

Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position
The composition by industry category of Aegon’s available-for-sale (AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2021, and December 31, 2020, is presented in the following table:

	December 31, 2021		December 31, 2020

Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses

Residential mortgage-backed securities (RMBSs)	810	(21)	142	(17)

Commercial mortgage-backed securities (CMBSs)	803	(27)	543	(40)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	1,244	(9)	1,183	(13)

ABSs - Other	558	(7)	123	(3)

Financial Industry - Banking	1,669	(32)	149	(7)

Financial Industry - Insurance	368	(11)	85	(7)

Financial Industry - Other	1,092	(29)	536	(9)
Industrial	5,630	(179)	1,141	(60)
Utility	1,564	(68)	333	(9)

Government	842	(28)	361	(10)

Other	325	(66)	380	(75)

Total held by Aegon Americas and NL	14,905	(475)	4,976	(249)

Held by other segments	1,994	(102)	523	(28)

Total	16,898	(576)	5,499	(277)

Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities
The table below summarize the exposures of non-derivative financial assets and non-derivative liabilities that yet have to transition to alternative benchmark rates.

	2021

Non derivative financial instruments to transition to alternative benchmark	Financial assets non-derivatives	Financial liabilities non-derivatives

By benchmark rate

GBP LIBOR	19	-

USD LIBOR	822	1,143

Euribor	3,095	1,200

Fed Funds	102	-

Total	4,038	2,343

Summary of Exposures of Derivatives
The table below summarize the exposures of derivatives that yet have to transition to alternative benchmark rates.

2021

Derivative financial instruments to transition to alternative benchmark	Nominal Value

By benchmark rate

GBP LIBOR	-

USD LIBOR	54,232

Euribor	113,593

Fed Funds	3,574

Total	171,399

Summary of Financial Assets that are Either Past Due or Impaired

	2021				2020
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total	0-6 months	6-12 months	> 1 year	Total

Debt securities - carried at fair value	1,171	255	40	1,466	369	34	9	412

Mortgage loans	129	1	1	131	169	55	1	226

Other loans	19	5	10	35	24	8	5	36

Accrued interest	30	10	3	42	5	1	1	8

Other financial assets - carried at fair value	-	-	-	-	-	-	-	-

At December 31	1,350	271	54	1,675	567	98	16	681

Impaired financial assets	Carrying amount 2021	Carrying amount 2020

Shares	62	38

Debt securities - carried at fair value	635	789

Mortgage loans	10	36

Other loans	2	3

Other financial assets - carried at fair value	14	2

At December 31	723	867

Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio
The general account equity, real estate and other non-fixed-income portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2021

Equity funds	175	34	-	63	9	-	280

Common shares 1)	190	-	29	5	-	1	226

Preferred shares	128	-	-	-	-	-	128

Investments in real estate	39	2,588	-	16	-	-	2,643

Hedge funds	35	-	-	-	-	-	35

Other alternative investments	1,934	432	-	-	-	-	2,366

Other financial assets	1,595	1,023	598	7	2	-	3,225

At December 31	4,097	4,076	628	91	10	1	8,903

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2020

Equity funds	154	40	-	68	8	-	270

Common shares 1)	161	-	34	6	-	16	218

Preferred shares	127	-	-	-	-	27	155

Investments in real estate	37	2,331	-	16	-	-	2,385

Hedge funds	74	-	-	-	-	-	75

Other alternative investments	1,557	381	-	-	-	7	1,945

Other financial assets	1,104	1,046	800	6	1	-	2,957

At December 31	3,215	3,799	834	97	10	51	8,005

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)	Of which impaired assets

Communication	1	-	-	-	-	1	-

Consumer	5	-	-	-	-	5	1

Financials	411	4	-	5	-	420	39

Funds	-	1,406	29	62	-	1,498	17

Industries	42	-	-	-	-	42	5

Other	35	-	-	5	9	49	-

At December 31	493	1,410	29	72	9	2,015	62
1
Includes investments of Holding and other activities.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)	Of which impaired assets

Communication	1	-	-	-	-	4	-

Consumer	4	-	-	-	1	6	-

Financials	368	14	-	5	3	400	3

Funds	-	1,363	34	63	-	1,470	14

Industries	42	-	-	1	1	44	12

Other	27	-	-	6	3	56	7

At December 31	442	1,376	34	74	9	1,979	35

1	Includes investments of Holding and other activities.

Summary of Closing Levels of Certain Major Indices
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2021	2020	2019	2018	2017

S&P 500	4,766	3,756	3,231	2,507	2,674

Nasdaq	15,645	12,888	8,973	6,635	6,903

FTSE 100	7,385	6,461	7,542	6,728	7,688

AEX	798	625	605	488	545

Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Equity Markets

Immediate change of	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Equity increase 10%	151	341

Equity decrease 10%	(212)	(221)

Equity increase 25%	322	660

Equity decrease 25%	(529)	(685)

2020

Equity increase 10%	146	394

Equity decrease 10%	(208)	(199)

Equity increase 25%	290	725

Equity decrease 25%	(541)	(715)

Schedule of Interest Rate
The following table shows interest rates at the end of each of the last five years.

	2021	2020	2019		2018	2017

3-month US LIBOR	0.21%	0.24%	1.91%		2.81%	1.69%

3-month EURIBOR	(0.57%)	(0.55%)	(0.38%	)	(0.31%)	(0.33%)

10-year US Treasury	1.78%	0.91%	1.91%		2.69%	2.41%

10-year Dutch government	(0.03%)	(0.48%)	(0.06%	)	0.39%	0.53%

Schedule of Parallel Movement of Yield Curve
Parallel movement of yield curve	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Shift up 100 basis points	296	(3,591)

Shift down 100 basis points	(594)	2,906

2020

Shift up 100 basis points	813	(1,690)

Shift down 100 basis points	(1,174)	1,352

Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity
Information on Aegon’s three year historical net result and shareholders’ equity in functional currency are shown in the table below:

	2021	2020	2019

Net result

Americas (in USD)	1,195	(611)	1,324

United Kingdom (in GBP)	104	60	(29)

Equity in functional currency

Americas (in USD)	18,324	19,127	18,123

United Kingdom (in GBP)	1,260	1,391	1,358

Summary of Exchange Rates of US Dollar and UK Pound per Euro
The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2021	2020	2019	2018	2017

USD	1.14	1.22	1.12	1.14	1.20

GBP	0.84	0.90	0.85	0.90	0.89

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity
Sensitivity analysis of net result and shareholders’ equity to translation risk

Movement of currency exchange rates 1)	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Increase by 15% of USD currencies relative to the euro	205	3,249

Increase by 15% of GBP currencies relative to the euro	152	1,900

Increase by 15% of non-euro currencies relative to the euro	244	3,541

Decrease by 15% of USD currencies relative to the euro	(153)	(2,441)

Decrease by 15% of GBP currencies relative to the euro	107	1,315

Decrease by 15% of non-euro currencies relative to the euro	(179)	(2,616)

2020

Increase by 15% of USD currencies relative to the euro	(93)	2,848

Increase by 15% of GBP currencies relative to the euro	(43)	1,015

Increase by 15% of non-euro currencies relative to the euro	(52)	3,219

Decrease by 15% of USD currencies relative to the euro	74	(2,066)

Decrease by 15% of GBP currencies relative to the euro	(51)	631

Decrease by 15% of non-euro currencies relative to the euro	45	(2,325)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows
Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount

2021

Trust pass-through securities	-	9	113	16	60	197

Subordinated loans	-	108	377	246	2,964	3,695

Borrowings	-	901	7,651	956	1,052	10,559

Lease liabilities	-	37	86	67	70	259

Other financial liabilities	4,993	1,749	325	154	224	7,444

Total financial liabilities (excluding investment/insurance contracts)	4,993	2,803	8,551	1,439	4,368	22,154

Investment contracts 1)	17,254	2,681	2,114	1,101	655	23,804

Investment contracts for account of policyholders 1)	34,756	34,571	10	6	4	69,347

Total investment contracts	52,009	37,252	2,124	1,107	659	93,151

2020

Trust pass-through securities	-	8	33	91	58	191

Subordinated loans	-	103	382	283	2,842	3,610

Borrowings	-	1,033	6,627	747	1,002	9,410

Lease liabilities	-	45	97	60	76	278

Other financial liabilities	5,333	2,238	197	100	126	7,993

Total financial liabilities (excluding investment/insurance contracts)	5,333	3,427	7,337	1,282	4,105	21,482

Investment contracts 1)	16,699	2,458	1,878	1,072	795	22,903

Investment contracts for account of policyholders 1)	30,515	27,513	8	4	3	58,043

Total investment contracts	47,214	29,971	1,886	1,077	798	80,946

1	Excluding investment contracts with discretionary participating features.

Summary of Financial Liabilities Relating to Insurance and Investment Contracts

Financial liabilities relating to insurance		< 1 yr	1 < 5 yrs	5 < 10 yrs	> 10 yrs	Total
and investment contracts 1)	On demand	amount	amount	amount	amount	amount

2021

Insurance contracts	-	4,260	16,215	18,438	127,344	166,257

Insurance contracts for account of policyholders	-	11,494	41,638	39,941	131,667	224,740

Investment contracts	-	8,324	7,975	3,847	4,438	24,584

Investment contracts for account of policyholders	193	14,011	27,637	31,715	84,825	158,381

	193	38,089	93,465	93,941	348,274	573,962

2020

Insurance contracts	-	4,269	16,104	18,382	119,092	157,847

Insurance contracts for account of policyholders	-	10,546	37,153	35,257	117,005	199,961

Investment contracts	-	8,733	8,000	2,998	3,957	23,688

Investment contracts for account of policyholders	165	12,004	27,435	28,318	72,063	139,986

	165	35,552	88,693	84,955	312,117	521,482

1
The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 34 Insurance contracts and 35 Investments contracts.

Derivatives [member]
Statement [LineItems]
Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows
Maturity analysis relating to derivatives 1)		< 1 yr	1 < 5 yrs	5 < 10 yrs	> 10 yrs	Total
(Contractual cash flows)	On demand	amount	amount	amount	amount	amount

2021

Gross settled

Cash inflows	-	4,300	3,728	5,034	104,335	117,396

Cash outflows	-	(4,895)	(7,080)	(9,499)	(105,376)	(126,850)

Net settled

Cash inflows	-	683	3,442	3,640	5,375	13,140

Cash outflows	-	(780)	(3,032)	(3,102)	(12,591)	(19,505)

2020

Gross settled

Cash inflows	-	23,118	3,073	3,119	7,554	36,863

Cash outflows	-	(23,429)	(2,267)	(1,974)	(4,782)	(32,451)

Net settled

Cash inflows	-	612	2,293	2,870	5,418	11,193

Cash outflows	-	(797)	(1,784)	(2,258)	(6,604)	(11,444)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.